OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
17. OTHER NON-CURRENT ASSETS

(in thousands of $)	2011	2010
Other long term assets	39	12,007
Deferred tax asset (Note 9)	-	1,025
Other non-current assets	39	13,032

As of December 31, 2010, other long term assets principally included $12.0 million which related to parts ordered for the Golar Spirit FSRU conversion following changes to the original specification and therefore reflected a lower recoverable value for these parts (see Notes 2 and 7). These parts were retained by Golar and were not transferred to the Partnership.